Document and Entity Information - Cover	May 22, 2020
Cover [Abstract]
Entity Registrant Name	HELIX ENERGY SOLUTIONS GROUP, INC.
Document Period End Date	May 22, 2020
Document Type	8-K
Written Communications	false
Entity Incorporation, State or Country Code	MN
Entity Central Index Key	0000866829
Entity File Number	001-32936
Entity Tax Identification Number	95-3409686
City Area Code	281
Local Phone Number	618-0400
Entity Address, Address Line One	3505 West Sam Houston Parkway North
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77043
Title of 12(b) Security	Common Stock
Trading Symbol	HLX
Security Exchange Name	NYSE
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false